Operating Leases - Charters-in (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2023 vessel	Dec. 31, 2023 USD ($) yr vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset			$ 76,314,000	$ 42,894,000
Time-charter hire expenses (note 13)			(70,836,000)	(27,374,000)	$ (15,440,000)
Short-term Lease, Cost			0	900,000
Lessee, Operating Lease, Liability, Payments, Due			142,059,000
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability			68,500,000	$ 42,900,000	$ 16,400,000
Lessee, Operating Lease, Liability, Payments, Due Year Five			$ 6,265,000
Fso [Member]
Property Subject to or Available for Operating Lease [Line Items]
Right-of-use Asset, Amount derecognized	$ 29,700,000
Right-of-use liability, Amount derecognized	$ 29,500,000
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel			10	7
Teekay Tankers | Suezmax Tanker
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset				$ 30,300,000
Number Of Vessels Chartered In			1	1
Lessee, Operating Lease, Term of Contract				54 months
Operating Lease, Liability				$ 30,300,000
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset			$ 56,200,000
Number Of Vessels Chartered In | vessel			5
Lessor, Operating Lease, Option to Extend			one
Operating lease arrangement period, lessor (in years)			1 year
Teekay Tankers | LR2 and Aframax Tankers
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset				$ 8,900,000
Number Of Vessels Chartered In | vessel		2	3	1
Lessee, Operating Lease, Term of Contract			24 months	24 months
Operating Lease, Liability				$ 8,900,000
lessor, operating lease, exercise of option to extend			$ 12
Teekay Tankers | LR2 and Aframax Tankers | December 2020 contract
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract		7 years
Teekay Tankers | LR2 and Aframax Tankers | December 2022 contract
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract		3 years
Teekay Tankers | Suezmax
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Option to Extend			one
Teekay Tankers | Lightering Support Vessel
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset				2,100,000
Number Of Vessels Chartered In | vessel			1
Operating Lease, Liability				$ 2,100,000
lessor, operating lease, exercise of option to extend			$ 18
Modifications to Number of Vessels Chartered In | vessel				2
Teekay Tankers | LR2 Vessel, Aframax Tankers and Lightering Support Vessel
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset			12,600,000
Operating Lease, Liability			900,000
Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)			$ (70,800,000)	$ (26,500,000)
Operating Lease, Weighted Average Remaining Lease Term			3 years	3 years 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent			6.40%	6.00%
Lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)			$ (41,100,000)	$ (11,400,000)
Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability			76,314,000
Lessee, Operating Lease, Liability, Payments, Due			83,950,000
Lessee, Operating Lease, Liability, Payments, Due Year Five			3,015,000
Non-lease Component [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due			58,109,000
Lessee, Operating Lease, Liability, Payments, Due Year Five			3,250,000
Non-lease Component [Member] | Time Charter Expenses
Property Subject to or Available for Operating Lease [Line Items]
Time-charter hire expenses (note 13)			(29,700,000)	(15,100,000)
Total Long-term Lease
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Year Five			6,300,000	11,200,000
Lessee, Operating Lease, Liability To Be Paid, After Year Five			$ 6,600,000	$ 12,900,000